Taxation (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Summary of income tax examinations
The following table details the years that are the subject of open examinations, by major tax jurisdiction. While the Company cannot estimate with certainty the outcome of these examinations, the Company does not believe that adjustments from open tax years will result in a significant change to the Company's results from operations.

Jurisdiction	Tax Years
U.S.	2010
Ireland	2006 - 2009
U.K.	2007 - 2010
Germany	2006 - 2009
Switzerland	2009 - 2010
The following table details open tax years that are potentially subject to examinations by local tax authorities, in the following major tax jurisdictions.

Jurisdiction	Tax Years
U.S.	2011 - 2013
Ireland	2009 - 2013
U.K.	2012 - 2013
Germany	2010 - 2013
Switzerland	2009 - 2013
France	2011 - 2013

Distribution of income (loss) before income tax, by jurisdiction
The Company’s income (loss) before income tax was distributed for the years ended December 31, 2013, 2012 and 2011 as follows:

Income (loss) before income tax: (U.S. dollars in thousands)	2013	2012	2011
U.S.	$188,941	$52,285	$(99,309)
Non U.S.	1,025,211	712,126	(244,867)
Total	$1,214,152	$764,411	$(344,176)

Components of income tax expense
The income tax provisions for the years ended December 31, 2013, 2012 and 2011 are as follows:

(U.S. dollars in thousands)	2013	2012	2011
Current expense:
U.S.	$48,776	$13,106	$9,138
Non U.S.	42,711	44,474	87,220
Total current expense	$91,487	$57,580	$96,358
Deferred expense (benefit):
U.S.	$703	$(56,646)	$(5,550)
Non U.S.	(14,685)	33,094	(31,101)
Total deferred expense (benefit)	$(13,982)	$(23,552)	$(36,651)
Total tax expense	$77,505	$34,028	$59,707

Applicable statutory tax rates by jurisdiction
The applicable statutory tax rates of the most significant jurisdictions contributing to the overall taxation of the Company are:

Jurisdiction	Applicable Statutory Taxation Rates
Ireland (1)	12.50%
Ireland (1)	25.00%
Bermuda	—%
U.S.	35.00%
U.K.	23.25%
Switzerland (2)	7.83%
Switzerland (2)	21.20%
Germany	15.00%
France	38.00%
____________

(1)	The different applicable statutory taxation rates in Ireland relate to entities classified as trading or non-trading companies.

(2)	The different applicable statutory taxation rates in Switzerland relate to entities classified as trading or holding companies

Reconciliation of effective tax rate
Reconciliation of the difference between the provision for income taxes and the expected tax provision at the weighted average tax rate for the years ended December 31, 2013, 2012 and 2011 is provided below:

(U.S. dollars in thousands)	2013	2012	2011
Expected tax provision at weighted average rate	$43,092	$53,358	$(66,493)
Permanent differences:
Non-taxable investment (income) loss	(9,847)	(16,717)	(14,246)
Non-taxable (income) loss	(40,898)	(25,711)	(3,265)
Prior year adjustments	6,067	(622)	(9,206)
Prior year adjustments on completion of IRS examinations	—	(19,192)	—
State, local and foreign taxes	12,225	18,312	42,581
Valuation allowance	5,754	(16,644)	24,990
Allocated investment income	5,949	41,727	21,483
Stock options	1,501	4,749	5,840
Non-deductible expenses	23,662	16,145	12,901
Realized capital loss carry-forward valuation allowance reduction	—	(24,473)	—
Non-deductible goodwill impairment	—	—	57,069
Non-taxable reserve release	—	3,096	(11,947)
Uncertain tax positions	30,000	—	—
Total tax expense	$77,505	$34,028	$59,707

Components of net deferred tax assets
Significant components of the Company’s deferred tax assets and liabilities at December 31, 2013 and 2012 were as follows:

(U.S. dollars in thousands)	2013	2012
Deferred tax asset:
Net unpaid loss reserve discount	$105,511	$108,285
Net unearned premiums	69,811	70,071
Compensation liabilities	62,710	56,245
Net operating losses	89,233	83,061
Investment adjustments	12,573	12,927
Pension	5,695	11,976
Bad debt reserve	7,337	14,901
Amortizable goodwill	7,976	8,958
Net unrealized depreciation on investments	9,984	38,652
Stock options	12,171	13,035
Depreciation	3,501	1,910
Net realized capital losses	140,993	98,971
Deferred intercompany capital losses	69,500	97,566
Untaxed Lloyd's result	2,533	—
Other	9,638	9,392
Deferred tax asset, gross of valuation allowance	$609,166	$625,950
Valuation allowance	261,924	297,637
Deferred tax asset, net of valuation allowance	$347,242	$328,313
Deferred tax liability:
Net unrealized appreciation on investments	$28,843	$106,520
Unremitted earnings	$6,717	$—
Deferred acquisition costs	7,057	16,135
Currency translation adjustments	7,195	11,225
Regulatory reserves	131,750	146,101
Investment adjustment	6,112	—
Untaxed Lloyd’s result	—	10,155
Other	8,014	13,837
Deferred tax liability	$195,688	$303,973
Net Deferred Tax Asset	$151,554	$24,340

Summary of valuation allowance
At December 31, 2013 and 2012, the valuation allowance of $261.9 million and $297.6 million, respectively, related primarily to net operating loss carry forwards and realized capital loss carry forwards as follows:

Jurisdiction (U.S. dollars in thousands)	2013	2012
Switzerland	$11,457	$9,864
Ireland	60,133	59,210
U.S.	175,372	196,555
Other	14,962	32,008
Valuation Allowance Total	$261,924	$297,637

Reconciliation of unrecognized tax benefits
The following table presents a reconciliation of the Company’s unrecognized tax benefits:

(U.S. dollars in thousands)	2013	2012
Unrecognized tax benefits, beginning of the year	$—	$—
Increases for tax positions taken during the year	9,591	—
Increases for tax positions taken in prior years	20,409	—
Decreases for tax positions taken during the year	—	—
Decreases for tax positions taken in prior years	—	—
Settlement with taxing authorities	—	—
Lapse of statute of limitations	—	—
Unrecognized tax benefits, end of year	$30,000	$—